Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation “actually paid” (referred to as “CAP” or “Compensation Actually Paid”) and net loss of the Company. The below tables and disclosures do not reflect value actually realized by our NEOs or how our compensation committee evaluates compensation decisions in light of Company or individual performance. In particular, our compensation committee does not use Compensation Actually Paid as a basis for making compensation decisions.

	Summary Compensation Table Total		Compensation Actually Paid		Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(1)(2)(3)	TSR ($)(4)	Net Loss ($ in thousands)
2025	1	(3,768,999)	1,178,547	325,834	30.32	(60,948)
2024	1	(10,707,999)	2,203,303	(91,263)	47.23	(67,142)

Named Executive Officers, Footnote	Charles Cohn is our current principal executive office (“PEO”) and was our PEO for each year presented. Jason Pello and Chris Swenson were the Non-PEO NEOs for each year presented.
PEO Total Compensation Amount	$ 1	$ 1
PEO Actually Paid Compensation Amount	$ (3,768,999)	(10,707,999)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs, as set forth below for 2025 and 2024. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards columns below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO($)	Inclusion of Equity Values for PEO($)	Compensation Actually Paid to PEO ($)
2025	1	—	(3,769,000)	(3,768,999)
2024	1	—	(10,708,000)	(10,707,999)
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables.

	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO (S)
2025	—	(3,769,000)	—	—	(3,769,000)
2024	—	(10,708,000)	—	—	(10,708,000)

Non-PEO NEO Average Total Compensation Amount	$ 1,178,547	2,203,303
Non-PEO NEO Average Compensation Actually Paid Amount	$ 325,834	(91,263)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs, as set forth below for 2025 and 2024. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards columns below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)	Average Exclusion of Stock Awards for non-PEO Named Executive Officers ($)	Average Inclusion of Equity Values for non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)
2025	1,178,547	(657,500)	(195,213)	325,834
2024	2,203,303	(1,704,000)	(590,566)	(91,263)

	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO Named Executive Officers ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO Named Executive Officers ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for for non-PEO Named Executive Officers ($)	Total - Inclusion of Equity Values for non-PEO Named Executive Officers (S)
2025	179,502	(302,516)	—	(72,199)	(195,213)
2024	1,080,000	(962,716)	122,400	(830,250)	(590,566)

Total Shareholder Return Amount	$ 30.32	47.23
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (60,948,000)	(67,142,000)
PEO Name	Charles Cohn
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in note 3 below.The comparison assumes $100 was invested for the period starting December 31, 2023 through the end of the listed year in Nerdy Inc. common stock. Historical stock performance is not necessarily indicative of future stock performance. Compensation actually paid to our PEO and other named executive officers fluctuates year over year primarily due to changes in the fair value of equity awards. In 2025, net loss decreased compared to 2024 while compensation actually paid to our PEO and non-PEO named executive officers increased and TSR decreased.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,769,000)	(10,708,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,769,000)	(10,708,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(657,500)	(1,704,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,213)	(590,566)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,502	1,080,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,516)	(962,716)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	122,400
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (72,199)	$ (830,250)